Events After the Reporting Period - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Apr. 01, 2024 shares $ / shares	Dec. 31, 2023 CNY (¥) shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Share options granted | shares		2,324,087	2,986,547	2,403,660
Weighted average exercise price | $ / shares		$ 1.12	$ 3.44	$ 13.76
Simcere Pharmaceutical Co., Ltd. | License Agreement
Disclosure of non-adjusting events after reporting period [line items]
Contract liabilities		$ 100.0					$ 13.3
Value added tax payables | ¥		$ 5.6
Ordinary Share Options
Disclosure of non-adjusting events after reporting period [line items]
Share options granted | shares	1,419,667
Weighted average exercise price | $ / shares	$ 1.18
License Agreement Payment | Simcere Pharmaceutical Co., Ltd. | License Agreement
Disclosure of non-adjusting events after reporting period [line items]
Contract liabilities					¥ 50.0	$ 6.7
Value added tax payables | ¥					¥ 2.8